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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21338

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                    AllianzGI Convertible & Income Fund II
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

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                 Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

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       Registrant's telephone number, including area code: 212-739-3000

                     Date of fiscal year end: February 28

         Date of reporting period: July 1, 2014 through June 30, 2015

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Item 1. Proxy Voting Record

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==================== AllianzGI Convertible & Income Fund II ====================


BAKER HUGHES INCORPORATED

Ticker:       BHI            Security ID:  057224107
Meeting Date: MAY 14, 2015   Meeting Type: Annual
Record Date:  MAR 18, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Larry D. Brady           For       For          Management
1b    Elect Director Gregory D. Brenneman     For       For          Management
1c    Elect Director Clarence P. Cazalot, Jr. For       For          Management
1d    Elect Director Martin S. Craighead      For       Against      Management
1e    Elect Director William H. Easter, III   For       For          Management
1f    Elect Director Lynn L. Elsenhans        For       For          Management
1g    Elect Director Anthony G. Fernandes     For       For          Management
1h    Elect Director Claire W. Gargalli       For       For          Management
1i    Elect Director Pierre H. Jungels        For       For          Management
1j    Elect Director James A. Lash            For       For          Management
1k    Elect Director J. Larry Nichols         For       For          Management
1l    Elect Director James W. Stewart         For       For          Management
1m    Elect Director Charles L. Watson        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


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CHASSIX HOLDINGS, INC

Ticker:                      Security ID:  16169PAA5
Meeting Date: JUN 29, 2015   Meeting Type: Written Consent
Record Date:  APR 23, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management
2     Opt Out Release                         None      For          Management


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CITIGROUP INC.

Ticker:       C              Security ID:  172967424
Meeting Date: APR 28, 2015   Meeting Type: Annual
Record Date:  FEB 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael L. Corbat        For       For          Management
1b    Elect Director Duncan P. Hennes         For       For          Management
1c    Elect Director Peter B. Henry           For       For          Management
1d    Elect Director Franz B. Humer           For       Against      Management
1e    Elect Director Michael E. O'Neill       For       For          Management
1f    Elect Director Gary M. Reiner           For       For          Management
1g    Elect Director Judith Rodin             For       For          Management
1h    Elect Director Anthony M. Santomero     For       For          Management
1i    Elect Director Joan E. Spero            For       For          Management
1j    Elect Director Diana L. Taylor          For       For          Management
1k    Elect Director William S. Thompson, Jr. For       For          Management
1l    Elect Director James S. Turley          For       For          Management
1m    Elect Director Ernesto Zedillo Ponce    For       For          Management
      de Leon
2     Ratify  KPMG LLP as Auditors            For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management
5     Adopt Proxy Access Right                For       For          Shareholder
6     Report on Lobbying Payments and Policy  Against   For          Shareholder
7     Claw-back of Payments under             Against   Against      Shareholder
      Restatements
8     Limits for Directors Involved with      Against   Against      Shareholder
      Bankruptcy
9     Report on Certain Vesting Program       Against   For          Shareholder


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CLIFFS NATURAL RESOURCES INC

Ticker:       CLF            Security ID:  18683K408
Meeting Date: JUL 29, 2014   Meeting Type: Annual
Record Date:  JUN 02, 2014

#     Proposal                                Mgt Rec Vote Cast       Sponsor
1.1   Elect Gary B. Halverson                 For     Take No Action  Management
1.2   Elect Barry J. Eldridge [NOMINEE        For     Take No Action  Management
      WITHDRAWN]
1.3   Elect Mark E. Gaumond                   For     Take No Action  Management
1.4   Elect Susan M. Green                    For     Take No Action  Management
1.5   Elect Janice K. Henry                   For     Take No Action  Management
1.6   Elect Stephen M. Johnson [NOMINEE       For     Take No Action  Management
      WITHDRAWN]
1.7   Elect James Kirsch                      For     Take No Action  Management
1.8   Elect Richard K. Riederer               For     Take No Action  Management
1.9   Elect Timothy W. Sullivan               For     Take No Action  Management
2     2014 Nonemployee Directors'             For     Take No Action  Management
      Compensation Plan
3     Advisory Vote on Executive Compensation For     Take No Action  Management
4     Amendment to the 2012 Incentive Equity  For     Take No Action  Management
      Plan
5     Ratification of Auditor                 For     Take No Action  Management
1.1   Elect Gary B. Halverson                 For     For             Management
1.2   Elect Mark E. Gaumond                   For     For             Management
1.3   Elect Susan M. Green                    For     For             Management
1.4   Elect Janice K. Henry                   For     For             Management
1.5   Elect James Kirsch                      For     For             Management
1.6   Elect Richard K. Riederer               For     For             Management
1.7   Elect Timothy W. Sullivan               For     For             Management
2     2014 Nonemployee Directors'             For     For             Management
      Compensation Plan
3     Advisory Vote on Executive Compensation For     For             Management
4     Amendment to the 2012 Incentive Equity  For     For             Management
      Plan
5     Ratification of Auditor                 For     For             Management

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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             (Registrant):     AllianzGI Convertible & Income Fund II

By (Signature and Title)*:  /s/ Julian F. Sluyters
                            ----------------------------------------------
                            Name:   Julian F. Sluyters
                            Title:  President and Chief Executive Officer

Date: August 21, 2015

* Print the name and title of each signing officer under his or her signature.